UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5522
RIVERSOURCE SECTOR SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
RiverSource Real Estate Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.3%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (2.3%)
Starwood Hotels & Resorts Worldwide, Inc.	51,171		$2,974,058
Vail Resorts, Inc.	44,546	(b,d)	2,172,063

Total			5,146,121

Real Estate Investment Trusts (REITs) (94.9%)
Alexandria Real Estate Equities, Inc.	138,745		10,817,948
AMB Property Corp.	136,766		4,919,473
American Campus Communities, Inc.	171,889		5,672,337
Apartment Investment & Management Co., Class A	240,774		6,132,514
AvalonBay Communities, Inc.	88,153	(d)	10,585,412
Boardwalk Real Estate Investment Trust	22,895	(c)	1,136,130
Boston Properties, Inc.	79,435		7,534,410
CBL & Associates Properties, Inc.	208,740		3,636,251
Cousins Properties, Inc.	845,619		7,060,919
Developers Diversified Realty Corp.	345,772	(d)	4,840,808
DiamondRock Hospitality Co.	496,701	(d)	5,548,150
Digital Realty Trust, Inc.	166,700	(d)	9,691,938
Duke Realty Corp.	455,934		6,387,635
EastGroup Properties, Inc.	66,807	(d)	2,937,504
Equity Residential	119,197		6,723,903
Federal Realty Investment Trust	61,110		4,984,132
General Growth Properties, Inc.	391,534	(b,d)	6,060,951
HCP, Inc.	86,309		3,274,563
Health Care REIT, Inc.	158,568		8,315,306
Host Hotels & Resorts, Inc.	416,993		7,343,247
LaSalle Hotel Properties	161,988		4,373,676
Lexington Realty Trust	549,543	(d)	5,138,227
Mid-America Apartment Communities, Inc.	112,773	(d)	7,240,027
ProLogis	352,216		5,628,412
Public Storage	68,741		7,624,064
Simon Property Group, Inc.	179,212	(d)	19,204,357
SL Green Realty Corp.	100,978		7,593,546
U-Store-It Trust	376,070	(d)	3,956,256
Ventas, Inc.	129,919		7,054,602
Vornado Realty Trust	161,254		14,109,725
Weingarten Realty Investors	173,702	(d)	4,352,972

Total			209,879,395

Real Estate Management & Development (1.1%)
Jones Lang LaSalle, Inc.	24,422		2,435,850

Total Common Stocks (Cost: $187,084,322)			$217,461,366

Preferred Stocks (0.5%)

Issuer	Shares	Value(a)
Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc. 7.000% Convertible	42,576	$1,094,203

Total Preferred Stocks (Cost: $1,065,677)		$1,094,203

Money Market Fund (1.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	2,610,258	(e)	$2,610,258

Total Money Market Fund (Cost: $2,610,258)			$2,610,258

Investments of Cash Collateral Received for Securities on Loan (8.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.9%)
Rhein-Main Securitisation Ltd.
04-18-11	0.551%	$1,997,342	$1,997,342

Certificates of Deposit (2.7%)
Development Bank of Singapore Ltd.
04-26-11	0.400	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04-04-11	0.380	2,000,000	2,000,000
United Overseas Bank Ltd.
05-23-11	0.400	2,000,000	2,000,000

Total			6,000,000

Commercial Paper (1.4%)
Cancara Asset Securitisation LLC
04-20-11	0.250	999,806	999,806
Suncorp Metway Ltd.
04-27-11	0.300	1,999,416	1,999,416

Total			2,999,222

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.3%)(f)
Barclays Capital, Inc. dated 01-04-11, matures 04-15-11, repurchase price $3,000,338	0.270%	$3,000,000	$3,000,000
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price $4,466,991	0.160	4,466,971	4,466,971

Total			7,466,971

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $18,463,535)			$18,463,535

Total Investments in Securities
(Cost: $209,223,792)(g)			$239,629,362

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.51% of net assets.

(d)	At March 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value (a)

Abbey National NA	$198,778
Arabella Ltd	282,597
BP Capital Markets PLC	102,440
BPCE	399,985
Dexia Delaware LLC	457,763
Electricite De France	359,831
European Investment Bank	285,480
Nationwide Building	195,614
Skandin Ens Banken AG	347,798
Societe Generale	519,714

Total Market Value of Collateral Securities	$3,150,000

Goldman Sachs & Co. (0.160%)

Security Description	Value (a)

Government National Mortgage Association	$4,556,310

Total Market Value of Collateral Securities	$4,556,310

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $209,224,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,461,000
Unrealized depreciation	(56,000)

Net unrealized appreciation	$30,405,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Dec. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks	$217,461,366	$—	$—	$217,461,366
Preferred Stocks
Real Estate Investment Trusts (REITs)	—	1,094,203	—	1,094,203

Total Equity Securities	217,461,366	1,094,203	—	218,555,569

Other
Affiliated Money Market Fund(c)	2,610,258	—	—	2,610,258
Investments of Cash Collateral Received for Securities on Loan	—	18,463,535	—	18,463,535

Total Other	2,610,258	18,463,535	—	21,073,793

Total	$220,071,624	$19,557,738	$—	$239,629,362

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Item 2.	Control and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Sector Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke Treasurer and Principal Financial Officer

Date	May 20, 2011